Expense Example, No Redemption (USD $)	0 Months Ended
Dec. 20, 2012
Eaton Vance Asian Small Companies Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	$ 771
3 Years	1,259
5 Years	1,772
10 Years	3,173
Eaton Vance Asian Small Companies Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	278
3 Years	934
5 Years	1,615
10 Years	3,268
Eaton Vance Greater China Growth Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	766
3 Years	1,186
5 Years	1,630
10 Years	2,859
Eaton Vance Greater China Growth Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	273
3 Years	859
5 Years	1,470
10 Years	2,954
Eaton Vance Greater China Growth Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	273
3 Years	859
5 Years	1,470
10 Years	3,121
Eaton Vance Greater China Growth Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	172
3 Years	554
5 Years	960
10 Years	2,097
Eaton Vance Multi-Cap Growth Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	702
3 Years	969
5 Years	1,257
10 Years	2,074
Eaton Vance Multi-Cap Growth Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,208
Eaton Vance Multi-Cap Growth Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	210
3 Years	649
5 Years	1,114
10 Years	2,400
Eaton Vance Multi-Cap Growth Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	108
3 Years	337
5 Years	585
10 Years	1,294
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	715
3 Years	1,119
5 Years	1,548
10 Years	2,737
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	224
3 Years	804
5 Years	1,411
10 Years	3,050
Eaton Vance Richard Bernstein All Asset Strategy Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	123
3 Years	501
5 Years	903
10 Years	2,028
Eaton Vance Richard Bernstein Equity Strategy Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	707
3 Years	987
5 Years	1,287
10 Years	2,137
Eaton Vance Richard Bernstein Equity Strategy Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	216
3 Years	667
5 Years	1,144
10 Years	2,462
Eaton Vance Richard Bernstein Equity Strategy Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	115
3 Years	359
5 Years	622
10 Years	1,375
Eaton Vance Worldwide Health Sciences Fund | Class A
[ExpenseExampleNoRedemptionAbstract]
1 Year	710
3 Years	996
5 Years	1,302
10 Years	2,169
Eaton Vance Worldwide Health Sciences Fund | Class B
[ExpenseExampleNoRedemptionAbstract]
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,303
Eaton Vance Worldwide Health Sciences Fund | Class C
[ExpenseExampleNoRedemptionAbstract]
1 Year	219
3 Years	676
5 Years	1,159
10 Years	2,493
Eaton Vance Worldwide Health Sciences Fund | Class I
[ExpenseExampleNoRedemptionAbstract]
1 Year	118
3 Years	368
5 Years	638
10 Years	1,409
Eaton Vance Worldwide Health Sciences Fund | Class R
[ExpenseExampleNoRedemptionAbstract]
1 Year	169
3 Years	523
5 Years	902
10 Years	$ 1,965